INVESTMENTS IN UNCONSOLIDATED ENTITIES - Equity Method Investments (FY) (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated entities	$ 13,987,073	$ 14,275,815	$ 14,524,022
The TIC Interest
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated entities		10,749,332	11,103,547
Rich Uncles Real Estate Investment Trust I ("REIT I")
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated entities		$ 3,526,483	$ 3,420,475